Segment Information (Tables)	12 Months Ended
Dec. 31, 2024
Segment Information [Abstract]
Schedule of Revenues and Cost of Revenue by Segment	The Group’s CODM evaluates performance based on each operating segment’s revenue and costs of revenue (excluding impairment loss) and uses these results to evaluate the performance of, and to allocate resources to each of the segments. The Group’s CODM does not review the financial position by operating segment, thus total assets by operating segment is not presented.
	For the years ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Revenue:
Workspace membership	258,796	124,140	68,558
Marketing and branding services	287,453	237,373	97,411
Other services	31,561	27,890	8,655
Total revenue	577,810	389,403	174,624
Cost of revenue (excluding impairment loss)
Workspace membership	(339,088)	(141,462)	(74,065)
Marketing and branding services	(291,568)	(223,861)	(95,480)
Other services	(25,991)	(19,426)	(4,948)
Total cost of revenue (excluding impairment loss)(1)	(656,647)	(384,749)	(174,493)
Reconciliation of profit or loss
Operating expenses:
Impairment loss on long-lived assets and long-term prepaid expenses	(111,308)	(29,109)	(967)
Impairment loss on goodwill	(16,991)	—	—
Sales and marketing expenses	(26,343)	(13,573)	(4,231)
General and administrative expenses	(102,970)	(85,192)	(52,027)
Change in fair value of warrant liability	9,062	9,099	4,949
Change in fair value of put option liability	706	373	—
Loss from operations	(326,681)	(113,748)	(52,145)
Non-operating income/(expense):
Interest (expense)/income, net	(16,844)	1,707	(1,319)
Subsidy income	6,325	8,464	804
Impairment loss on long-term investments	—	(25,603)	(17,979)
Gain on disposal of long-term investments	—	6,370	—
Gain/(Loss) on disposal of subsidiaries	22,951	112,792	(607)
Other income, net	20,215	9,266	2,627
Gain/(Loss) from equity method investments	—	795	(483)
(Loss)/Income before income taxes and discontinued operations	(294,034)	43	(69,102)

(1)	A summary of depreciation and amortization expenses for the years presented is as follows:

	For the years ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Workspace membership	49,001	11,116	9,082
Marketing and branding services	—	—	—
Other services	—	5,211	539